Capital and Capital Reserves (Details) - Ordinary shares [member] - shares	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Number of shares, Authorized	50,000,000	50,000,000
Number of shares, Registered and paid up	29,889,045	29,889,045